Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37790
Entity Registrant Name	51Talk Online Education Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	24 Raffles Place #17-04 Clifford Centre
Entity Address, Postal Zip Code	048621
Entity Address, Country	SG
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001659494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
ADS
Title of 12(b) Security	American Depositary Shares, each representing fifteen Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Trading Symbol	COE
Entity Common Stock, Shares Outstanding	6,432,675
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	234,209,217
Class B ordinary shares
Entity Common Stock, Shares Outstanding	103,606,980
Business Contact
Contact Personnel Name	David Chung
Entity Address, Address Line One	Room 3514 35/F Central Plaza
Entity Address, Address Line Two	18 Harbour Road, Wan Chai
Entity Address, City or Town	Hong Kong
Contact Personnel Email Address	ir@51talk.com
Entity Address, Country	CN
Ordinary Shares
Entity Common Stock, Shares Outstanding	337,816,197